Provisions and other current liabilities - Accruals for deductions from revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
January 1	$ 217	$ 212	$ 194
Additions	677	540	662
Payments/utilizations	(619)	(537)	(646)
Changes in offset against gross trade receivables	(5)	(2)	1
Currency translation effects	(6)	4	1
December 31	$ 264	$ 217	$ 212